Note 2 - Antidilutive Securities (Details)	9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Convertible debt (in shares)	32,678,443	26,502,303
Convertible Debt Securities [Member]
Convertible debt (in shares)	24,202,853	18,913,857
Restricted Stock [Member]
Convertible debt (in shares)	1,914,295	1,366,652
Equity Option [Member]
Convertible debt (in shares)	4,680,675	4,341,174
Warrant [Member]
Convertible debt (in shares)	1,880,620	1,880,620